Shareholder Report, Average Annual Return (Details)	10 Months Ended
Aug. 31, 2024
Brendan Wood TopGun ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	36.02%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.50%
Brendan Wood TopGun ETF - Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.18%